22. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Borrowings	R$ 23,205,332	R$ 15,695,779
Tax foreclosure	35,692	41,004
Others	5,462	10,857
Total	23,246,486	15,747,640
Local currency [member]
Disclosure of transactions between related parties [line items]
Borrowings	19,877,378	12,033,973
Tax foreclosure
Others
Total	19,877,378	12,033,973
Guarantees [member] | Foreign currency [member] | Euro [member]
Disclosure of transactions between related parties [line items]
Borrowings		24,000
Total		24,000
Guarantees [member] | Foreign currency [member] | Euro [member] | CSN steel s.l. [member]
Disclosure of transactions between related parties [line items]
Borrowings		24,000
Total		24,000
Guarantees [member] | Foreign currency [member] | USD
Disclosure of transactions between related parties [line items]
Borrowings	3,825,000	2,958,603
Tax foreclosure
Others
Total	R$ 3,825,000	2,958,603
Guarantees [member] | Foreign currency [member] | USD | CSN islands XII [member]
Disclosure of transactions between related parties [line items]
Maturities	Perpetual
Borrowings	R$ 1,000,000	1,000,000
Tax foreclosure
Others
Total	R$ 1,000,000	1,000,000
Guarantees [member] | Foreign currency [member] | USD | CSN resources [member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 04/17/2026
Borrowings	R$ 1,525,000	1,958,603
Tax foreclosure
Others
Total	R$ 1,525,000	1,958,603
Guarantees [member] | Foreign currency [member] | USD | CSN inova ventures [member]
Disclosure of transactions between related parties [line items]
Maturities	1/28/2028
Borrowings	R$ 1,300,000
Total	1,300,000
Guarantees [member] | Local currency [member]
Disclosure of transactions between related parties [line items]
Borrowings	3,327,954	3,661,806
Tax foreclosure	35,692	41,004
Others	5,462	10,857
Total	R$ 3,369,108	3,713,667
Guarantees [member] | Local currency [member] | Transnordestina logistica s.a [member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 09/19/2056 and Indefinite
Borrowings	R$ 2,478,105	2,428,194
Tax foreclosure	35,496	37,406
Others	3,298	8,702
Total	R$ 2,516,899	2,474,302
Guarantees [member] | Local currency [member] | FTL - ferrovia transnordestina [member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 04/01/2021
Borrowings		43,118
Tax foreclosure
Others
Total		43,118
Guarantees [member] | Local currency [member] | Cia metalurgica prada [member]
Disclosure of transactions between related parties [line items]
Maturities	Indefinite
Tax foreclosure	R$ 196	457
Others	244	235
Total	R$ 440	692
Guarantees [member] | Local currency [member] | CSN energia [member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 11/26/2023 and indefinite
Tax foreclosure		3,141
Others	1,920	1,920
Total	R$ 1,920	5,061
Guarantees [member] | Local currency [member] | CSN mineracao [member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 12/21/2024
Borrowings	R$ 846,749	1,184,048
Tax foreclosure
Others
Total	R$ 846,749	1,184,048
Guarantees [member] | Local currency [member] | Estanho de rondonia [member]
Disclosure of transactions between related parties [line items]
Maturities	7/15/2022
Borrowings	R$ 1,154	1,902
Total	R$ 1,154	1,902
Guarantees [member] | Local currency [member] | Minerios nacional s.a. [member]
Disclosure of transactions between related parties [line items]
Maturities	Up to 09/10/2021
Borrowings	R$ 1,946	4,544
Tax foreclosure
Others
Total	R$ 1,946	R$ 4,544